Employee benefits - Plan assets composition (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Equity instruments	$ 8.5	$ 9.4
Debt instruments	12.8	15.0
Cash and deposits	2.4	2.0
Other	3.1	4.7
Fair value of the plan assets	$ 26.8	$ 31.1